Logan Capital Large Cap Growth Fund
Schedule of Investments
July 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.20%
Capital Goods - 4.68%
Fastenal Co.	20,628	$970,341
Nordson Corp.	3,156	611,097
United Rentals, Inc. (a)	3,168	492,212
		2,073,650
Commercial & Professional Services - 5.94%
Cintas Corp.	2,907	877,536
Copart, Inc. (a)	5,976	557,262
Insperity, Inc.	4,703	314,443
Verisk Analytics, Inc.	4,665	880,332
		2,629,573
Consumer Durables & Apparel - 2.64%
Lululemon Athletica, Inc. (a)	1,783	580,527
Nike, Inc.	6,038	589,369
		1,169,896
Consumer Services - 1.88%
Starbucks Corp.	10,861	831,192
Diversified Financials - 0.61%
S&P Global, Inc.	767	268,642
Food, Beverage & Tobacco - 4.00%
Constellation Brands, Inc.	3,436	612,296
Monster Beverage Corp. (a)	14,753	1,157,815
		1,770,111
Household & Personal Products - 2.70%
Estee Lauder Cos., Inc.	6,049	1,194,919
Materials - 1.76%
Sherwin-Williams Co.	1,206	781,391
Media & Entertainment - 13.89%
Alphabet, Inc. - Class A (a)	598	889,794
Alphabet, Inc. - Class C (a)(b)	408	605,048
Electronic Arts, Inc. (a)	6,709	950,128
Facebook, Inc. (a)	5,742	1,456,573
Netflix, Inc. (a)	4,594	2,245,915
		6,147,458
Pharmaceuticals, Biotechnology & Life Sciences - 8.19%
Agilent Technologies, Inc.	5,301	510,645
IQVIA Holdings, Inc. (a)	3,556	563,235
Mettler-Toledo International, Inc. (a)	1,122	1,049,070
Waters Corp. (a)	3,000	639,450
Zoetis, Inc.	5,704	865,183
		3,627,583
Retailing - 13.43%
Amazon.com, Inc. (a)	885	2,800,742
Dick's Sporting Goods, Inc.	17,452	796,160
Home Depot, Inc.	4,195	1,113,731
Pool Corp.	950	300,865
Williams-Sonoma, Inc.	10,708	932,881
		5,944,379
Semiconductors & Semiconductor Equipment - 6.05%
Broadcom, Inc.	4,728	1,497,594
KLA Corp.	5,899	1,178,797
		2,676,391
Software & Services - 21.20%
Adobe Systems, Inc. (a)	1,904	845,985
Cognizant Technology Solutions Corp. - Class A	7,805	533,238
EPAM Systems, Inc. (a)	2,453	711,566
Fiserv, Inc. (a)	8,074	805,704
FleetCor Technologies, Inc. (a)	3,138	811,393
Global Payments, Inc.	10,986	1,955,728
MasterCard, Inc.	6,676	2,059,746
Paycom Software, Inc. (a)	3,516	999,845
Trade Desk, Inc. (a)	1,469	662,989
		9,386,194
Technology Hardware & Equipment - 12.23%
Amphenol Corp.	12,973	1,372,025
Apple, Inc.	6,601	2,805,689
CDW Corp. of Delaware	4,052	471,045
IPG Photonics Corp. (a)	2,634	471,512
Trimble, Inc. (a)	6,653	296,125
		5,416,396
TOTAL COMMON STOCKS (Cost $17,411,317)		43,917,775

MONEY MARKET FUND - 0.94%
Fidelity Government Portfolio, Class I, 0.05% (c)	418,322	418,322
TOTAL MONEY MARKET FUND (Cost $418,322)		418,322

Total Investments (Cost $17,829,639) - 100.14%		44,336,097
Liabilities in Excess of Other Assets - (0.14)%		(62,135)
TOTAL NET ASSETS - 100.00%		$44,273,962

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2020.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital
Management, Inc.

Logan Capital Large Cap Growth Fund
Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Logan Capital Large Cap Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$6,147,458	$-	$-	$6,147,458
Consumer Discretionary	7,945,467	-	-	7,945,467
Consumer Staples	2,965,030	-	-	2,965,030
Financials	268,642	-	-	268,642
Health Care	3,627,583	-	-	3,627,583
Industrials	4,703,222	-	-	4,703,222
Information Technology	17,478,981	-	-	17,478,981
Materials	781,392	-	-	781,392
Total Common Stocks	43,917,775	-	-	43,917,775
Money Market Fund	418,322	-	-	418,322
Total Investments	$44,336,097	$-	$-	$44,336,097

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.